Document and Entity Information	6 Months Ended
May 31, 2013
Document And Entity Information
Entity Registrant Name	TAP RESOURCES, INC.
Entity Central Index Key	0001407343
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	true
Amendment Description	Amendment number two to Form S-1
Entity Filer Category	Smaller Reporting Company